FINANCIAL INSTRUMENTS AND RISKS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial asset	R$ 30,208.6	R$ 39,381.0
Financial liability	32,996.1	33,744.3
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liability	30,916.5	32,048.2
Financial liabilities at amortised cost, category [member] | Trade Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liability	24,055.8	25,551.2
Financial liabilities at amortised cost, category [member] | Interestbearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liability	3,386.9	3,452.7
Financial liabilities at amortised cost, category [member] | Other Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Financial liability	3,473.8	3,044.3
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial liability	2,079.6	1,696.1
Financial liabilities at fair value through profit or loss, category [member] | Other Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Financial liability		300.5
Financial liabilities at fair value through profit or loss, category [member] | Put Option Granted On Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Financial liability	1,154.2	1,184.2
Financial liabilities at fair value through profit or loss, category [member] | Derivative Hedge [Member]
IfrsStatementLineItems [Line Items]
Financial liability	925.4	211.4
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset	27,763.1	36,991.9
Financial assets at amortised cost, category [member] | Financial Asset Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial asset	18,638.2	28,595.7
Financial assets at amortised cost, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial asset	8,987.3	8,140.2
Financial assets at amortised cost, category [member] | Financial Asset Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Financial asset	137.6	256.0
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial asset	2,445.5	2,389.1
Financial assets at fair value through profit or loss, category [member] | Financial Asset Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Financial asset	1,667.4	1,170.5
Financial assets at fair value through profit or loss, category [member] | Derivative Hedge [Member]
IfrsStatementLineItems [Line Items]
Financial asset	R$ 778.1	R$ 1,218.6